Note N - Employee Benefits (Details Textual) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Plan, Cost	$ 352	$ 340	$ 290
Employee Stock Ownership Plan (ESOP), Shares in ESOP, Total	360,669	361,584
Cash Surrender Value of Life Insurance	$ 27,312
Deferred Compensation Plan Assets	2,080
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	7,267	$ 6,740
Defined Benefit Plan, Benefit Obligation, Ending Balance	2,873	2,776
Proceeds from Life Insurance Policy		2,107
Insurance Settlements Receivable		1,993
Life Insurance, Corporate or Bank Owned, Change in Value		3,586
Gain on Bank Owned Life Insurance Policies		514
Other Assets [Member]
Insurance Settlements Receivable		1,993
Supplemental Retirement Plans [Member]
Defined Contribution Plan, Cost	$ 602	$ 490	$ 399